Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS
Prospectus Date	rr_ProspectusDate	Nov. 28, 2016
Supplement [Text Block]	bf19_SupplementTextBlock
BLACKROCK FUNDSSM

BlackRock Small/Mid Cap Index Fund

(the “Fund”)

Supplement dated April 5, 2017

to the Fund’s Summary Prospectus, Prospectus

and Statement of Additional Information (“SAI”), each dated November 28, 2016

Effective June 19, 2017, the Fund will change its name to iShares Russell Small/Mid-Cap Index Fund. Accordingly, effective June 19, 2017, references to the Fund’s name in the Fund’s Summary Prospectus, Prospectus and SAI are changed to reflect the new Fund name.

BlackRock Small/Mid Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf19_SupplementTextBlock
BLACKROCK FUNDSSM

BlackRock Small/Mid Cap Index Fund

(the “Fund”)

Supplement dated April 5, 2017

to the Fund’s Summary Prospectus, Prospectus

and Statement of Additional Information (“SAI”), each dated November 28, 2016

Effective June 19, 2017, the Fund will change its name to iShares Russell Small/Mid-Cap Index Fund. Accordingly, effective June 19, 2017, references to the Fund’s name in the Fund’s Summary Prospectus, Prospectus and SAI are changed to reflect the new Fund name.